LONG-TERM BANK LOANS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Base lending rate	6.85%	6.85%	6.85%	6.85%